Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Gabelli Investor Funds, Inc.
Entity Central Index Key	0000893783
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000002886
Shareholder Report [Line Items]
Fund Name	The Gabelli ABC Fund
Class Name	Class I
Trading Symbol	GABCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli ABC Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/GABCX/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GABCX/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli ABC Fund - Class I	$105	1.02%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended December 31, 2025, The Gabelli ABC Fund underperformed its broad-based benchmark, the S&P 500 Index, and outperformed its comparative indices, the S&P SmallCap 600 Index and Lipper US Treasury Money Market Fund Average. Merger and acquisition (M&A)  activity was strong for the year. The total volume of $4.6 trillion in 2025 represents a 49% increase relative to the previous year and the highest since 2021. Technology, industrials, and financials continued to be the top sectors for M&A.  Contributors to performance included Lennar Corp, Pan American Silver Corp, and Fox Corp. Detractors included Venture Global, Inc., Perrigo Co. plc., and KKR & Co.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli ABC Fund - Class I	S&P 500 Index	ICE BofA 3 Month U.S. Treasury Bill Index	Lipper U.S. Treasury Money-Market Fund Average
12/15	10,000	10,000	10,000	10,000
12/16	10,308	11,196	10,033	10,005
12/17	10,535	13,640	10,118	10,049
12/18	10,556	13,043	10,309	10,197
12/19	11,063	17,150	10,544	10,389
12/20	11,383	20,305	10,614	10,422
12/21	11,881	26,135	10,619	10,423
12/22	11,642	21,402	10,775	10,561
12/23	12,449	27,029	11,314	11,067
12/24	13,431	33,791	11,908	11,618
12/25	14,246	39,833	12,406	12,081

Average Annual Return [Table Text Block]
Header	1 Year	5 Year	10 Year
The Gabelli ABC Fund - Class I	5.77%	4.53%	3.57%
S&P 500 Index	17.88%	14.42%	14.82%
ICE BofA 3 Month U.S. Treasury Bill Index	4.18%	3.17%	2.18%
Lipper U.S. Treasury Money-Market Fund Average	3.98%	3.00%	1.91%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 434,728,085
Holdings Count | Holding	272
Advisory Fees Paid, Amount	$ 2,175,093
InvestmentCompanyPortfolioTurnover	134.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$434,728,085 Number of Portfolio Holdings272 Portfolio Turnover Rate134% Management Fees$2,175,093
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	52.8%
Common Stocks – Securities Sold Short	(15.0)%
U.S. Government Obligations	44.2%
Rights	0.4%
Closed-End Funds	0.1%
Other Assets and Liabilities (Net)	17.5%

Industry Allocation (% of net assets)

Value	Value
U.S. Government Obligations	44.2%
Building and Construction	17.5%
Building and Construction - Short	(14.5)%
Energy and Utilities	5.5%
Metals and Mining	3.6%
Entertainment	3.2%
Diversified Industrial	3.0%
Computer Software and Services	2.9%
Other Industry sectors	17.1%
Other Assets and Liabilities (Net)	17.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Lennar Corp. Cl B	17.5%
Lennar Corp. Cl A	(14.5)%
Confluent Inc. Cl A	2.3%
Fox Corp. Cl B	1.9%
TEGNA Inc.	1.8%
TXNM Energy Inc.	1.5%
Pan American Silver Corp.	1.3%
KKR & Co. Inc.	1.2%
National Fuel Gas Co.	0.9%
Chart Industries Inc.	0.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GABCX/
C000050409
Shareholder Report [Line Items]
Fund Name	The Gabelli ABC Fund
Class Name	Advisor Class
Trading Symbol	GADVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli ABC Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/GADVX/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GADVX/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli ABC Fund - Advisor Class	$129	1.27%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.27%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended December 31, 2025, The Gabelli ABC Fund underperformed its broad-based benchmark, the S&P 500 Index, and outperformed its comparative indices, the S&P SmallCap 600 Index and Lipper US Treasury Money Market Fund Average. Merger and acquisition (M&A)  activity was strong for the year. The total volume of $4.6 trillion in 2025 represents a 49% increase relative to the previous year and the highest since 2021. Technology, industrials, and financials continued to be the top sectors for M&A.  Contributors to performance included Lennar Corp, Pan American Silver Corp, and Fox Corp. Detractors included Venture Global, Inc., Perrigo Co. plc., and KKR & Co.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli ABC Fund - Advisor Class	S&P 500 Index	ICE BofA 3 Month U.S. Treasury Bill Index	Lipper U.S. Treasury Money-Market Fund Average
12/15	10,000	10,000	10,000	10,000
12/16	10,286	11,196	10,033	10,005
12/17	10,494	13,640	10,118	10,049
12/18	10,487	13,043	10,309	10,197
12/19	10,954	17,150	10,544	10,389
12/20	11,250	20,305	10,614	10,422
12/21	11,717	26,135	10,619	10,423
12/22	11,441	21,402	10,775	10,561
12/23	12,206	27,029	11,314	11,067
12/24	13,142	33,791	11,908	11,618
12/25	13,907	39,833	12,406	12,081

Average Annual Return [Table Text Block]
Header	1 Year	5 Year	10 Year
The Gabelli ABC Fund - Advisor Class	5.53%	4.27%	3.32%
S&P 500 Index	17.88%	14.42%	14.82%
ICE BofA 3 Month U.S. Treasury Bill Index	4.18%	3.17%	2.18%
Lipper U.S. Treasury Money-Market Fund Average	3.98%	3.00%	1.91%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 434,728,085
Holdings Count | Holding	272
Advisory Fees Paid, Amount	$ 2,175,093
InvestmentCompanyPortfolioTurnover	134.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$434,728,085 Number of Portfolio Holdings272 Portfolio Turnover Rate134% Management Fees$2,175,093
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	52.8%
Common Stocks – Securities Sold Short	(15.0)%
U.S. Government Obligations	44.2%
Rights	0.4%
Closed-End Funds	0.1%
Other Assets and Liabilities (Net)	17.5%

Industry Allocation (% of net assets)

Value	Value
U.S. Government Obligations	44.2%
Building and Construction	17.5%
Building and Construction - Short	(14.5)%
Energy and Utilities	5.5%
Metals and Mining	3.6%
Entertainment	3.2%
Diversified Industrial	3.0%
Computer Software and Services	2.9%
Other Industry sectors	17.1%
Other Assets and Liabilities (Net)	17.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Lennar Corp. Cl B	17.5%
Lennar Corp. Cl A	(14.5)%
Confluent Inc. Cl A	2.3%
Fox Corp. Cl B	1.9%
TEGNA Inc.	1.8%
TXNM Energy Inc.	1.5%
Pan American Silver Corp.	1.3%
KKR & Co. Inc.	1.2%
National Fuel Gas Co.	0.9%
Chart Industries Inc.	0.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GADVX/